DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Details 5) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Effect of derivative instruments designated as hedges on the consolidated statements of operations
Gain/(loss) recognized in earnings		$ (5,420)	$ (41,554)
Non-designated derivative instruments
Effect of derivative instruments designated as hedges on the consolidated statements of operations
Gain/(loss) recognized in earnings	1,916	3,088	(31,389)
Non-designated derivative instruments | Foreign currency options
Effect of derivative instruments designated as hedges on the consolidated statements of operations
Gain/(loss) recognized in earnings	1,916	(4,280)
Non-designated derivative instruments | Purchased call option
Effect of derivative instruments designated as hedges on the consolidated statements of operations
Gain/(loss) recognized in earnings		(5,420)	(13,614)
Non-designated derivative instruments | Written call and put option.
Effect of derivative instruments designated as hedges on the consolidated statements of operations
Gain/(loss) recognized in earnings			(27,940)
Non-designated derivative instruments | Currency forward
Effect of derivative instruments designated as hedges on the consolidated statements of operations
Gain/(loss) recognized in earnings		$ 12,788	$ 10,165